Business Combinations (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of purchase price of acquisition

First Federal of Northern Michigan Bancorp, Inc. common stock issued for Alpena Banking Corporation common shares	843

Price per share, based on First Federal of Northern Michigan Bancorp, Inc. closing price on August 8, 2014	$5.59

Total purchase price	$4,712

Preliminary Statement of Net Assets Acquired Fair Value:

Assets
Cash and cash equivalents	$41,650
Securities	24,008
Loans	33,051
Premises and Equipment	1,667
Core Deposit Intangible	1,392
Deferred Tax Asset	337
Other Assets	467
Total Assets	$102,572

Liabilities
Deposits	95,787
Other Liabilities	91
Total Liabilities	$95,878
Net Identifiable Assets Acquired		$6,694
Bargain Purchase Gain		$(1,982)

Schedule of the unaudited pro forma information for the results of operations

The following table provides the pro forma information for the results of operations for the years ended December 31, 2014 and 2013, as if the merger had occurred on January 1 of each year. These adjustments reflect the impact of certain purchase accounting fair value measurements, primarily on the loan and deposit portfolios of Bank of Alpena. In addition, the $266 in merger-related costs noted above are included in each period presented. Further operating cost savings are expected along with additional business synergies as a result of the merger which are not presented in the pro forma amounts. These pro forma results are presented for illustrative purposes only and are not intended to represent or be indicative of the actual results of operations of the combined banking organizations that would have been achieved had the merger occurred at the beginning of each period presented, nor are they intended to represent or be indicative of future results of the Company.

	For the Year Ended
	December 31,
	2014	2013
Net interest income	$9,554	$9,602
Non-interest income	3,631	2,079
Non-interest expense	10,502	11,064
Net income	2,316	190
Net income per basic and diluted share	0.72	0.07
Weighted average shares outstanding	3,219	2,884

Schedule of acquired loans

	Acquired Impaired	Acquired Non-Impaired	Acquired Total
	(in thousands)
Real estate loans:
Residential mortgages	$397	$6,992	$7,389
Commercial Loans:
Construction - real estate	—	109	109
Secured by real estate	3,070	14,721	17,791
Other	1,201	4,213	5,414
Total commercial loans	4,271	19,043	23,314
Consumer loans:
Secured by real state	30	1,567	1,598
Other	—	750	750
Total consumer loans	30	2,318	2,348

Total Loans at acqusition date	$4,698	$28,353	$33,051

	Acquired Impaired	Acquired Non-Impaired	Acquired Total
	(in thousands)

Loans acquired- contractual required payments	$5,930	$28,587	$34,517
Non accretable difference	(1,232)	—	(1,232)
Expected cash flows	4,698	28,587	33,285
Accretable yield	—	(234)	(234)
Carrying balance at acquisition date	$4,698	$28,353	$33,051